Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	It has been Vaalco’s practice for several years to determine equity awards at the June meeting of the Board, which is generally held on the same day as, and subsequent to, the Annual Meeting. The Compensation Committee may, in its discretion, grant equity awards outside of our annual grant cycle for new hires, retention, or other purposes. The Compensation Committee approves all equity award grants on or before the grant date and does not take material nonpublic information into account when determining the timing and terms of equity award grants. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. The Company did not grant any stock options (or similar equity awards) to its NEOs during the fiscal year ended December 31, 2025.
Award Timing Method	The Compensation Committee approves all equity award grants on or before the grant date and does not take material nonpublic information into account when determining the timing and terms of equity award grants. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. The Company did not grant any stock options (or similar equity awards) to its NEOs during the fiscal year ended December 31, 2025.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. The Company did not grant any stock options (or similar equity awards) to its NEOs during the fiscal year ended December 31, 2025.
MNPI Disclosure Timed for Compensation Value	false